Leases - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease expenses	¥ 170,547	¥ 190,561
Short-term lease expense	¥ 9,657	¥ 11,270